Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2013
Voyage And Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

12.       Voyage and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2013	2012	2011
Voyage Expenses
Bunkers	$(62)	$(2,149)	$(1,663)
Commissions charged by third parties	7,939	10,273	11,963
Miscellaneous	242	150	297
Total	$8,119	$8,274	$10,597

Vessel Operating Expenses
Crew wages and related costs	$45,451	$37,351	$31,497
Insurance	6,438	4,747	4,369
Spares and consumable stores	14,825	14,996	12,686
Repairs and maintenance	5,548	6,609	5,903
Tonnage taxes (Note 15)	1,040	361	318
Other operating expenses	3,909	2,229	602
Total	$77,211	$66,293	$55,375